Income Tax (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred tax liabilities
Deferred tax asset
Net operating loss carryforward	7,394,397	6,230,296	$ 5,043,944
Valuation allowance	(7,394,397)	(6,230,296)	$ (5,043,944)
Net deferred tax asset